Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Schedule of Servicing Assets at Fair Value
Changes in the fair value of residential first mortgage MSRs were as follows:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Balance at beginning of period	$335	$296	$258
Additions from loans sold with servicing retained	288	228	260
Reductions from sales	(310)	(84)	(176)
Changes in fair value due to (1):
Decrease in MSR value due to pay-offs, pay-downs, and run-off	(22)	(62)	(43)
Changes in estimates of fair value (2)	—	(43)	(3)
Fair value of MSRs at end of period	$291	$335	$296

(1)	Changes in fair value are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes.

Schedule of Sensitivity Analysis of Fair Value
The following table summarizes the hypothetical effect on the fair value of servicing rights using adverse changes of 10 percent and 20 percent to the weighted-average of certain significant assumptions used in valuing these assets:

	December 31, 2017			December 31, 2016
		Fair value impact due to			Fair value impact due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	6.29%	$286	$282	7.78%	$326	$318
Constant prepayment rate	9.93%	283	277	16.68%	322	311
Weighted average cost to service per loan	$73.00	288	286	$68.18	330	326

Schedule of Servicing Assets at Fair Value, Servicing Fees
The following table summarizes income and fees associated with contractual servicing rights:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Net return (loss) on mortgage servicing rights
Servicing fees, ancillary income and late fees (1)	$60	$81	$69
Changes in fair value (2)	(22)	(109)	(44)
Gain (loss) on MSR derivatives (3)	(8)	—	5
Net transaction costs	(8)	2	(2)
Total (loss) return included in net return on mortgage servicing rights	$22	$(26)	$28

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $4 million loss recorded to a payoff reserve during the year ended December 31, 2016 and $2 million gain related to the sale of MSRs during the year ended December 31, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

The following table summarizes income and fees associated with our mortgage loans subserviced:

	For the Year Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Loan administration income on mortgage loans subserviced
Servicing fees, ancillary income and late fees (1)	$35	$29	$33
Other servicing charges	(14)	(11)	(7)
Total income on mortgage loans subserviced, included in loan administration	$21	$18	$26

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.